SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed International Managed Volatility Fund
(the "Fund")

Supplement Dated May 29, 2025
to the Class F Shares and Class Y Shares Prospectuses, each dated January 31, 2025 and as amended on
February 26, 2025 and May 9, 2025 (the "Prospectuses")

This Supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with such Prospectuses.

The Prospectuses are hereby amended and supplemented to clarify the role of the overlay manager with respect to the Fund.

In the Fund Summary of the Fund, under the heading titled "Principal Investment Strategies," the second paragraph is hereby deleted and replaced with the following:

The Fund's adviser (SIMC or the Adviser) directly manages a significant portion of the Fund's assets. With the remainder of assets, the Fund uses a multi-manager approach to investing, relying on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. This approach is intended to manage the risk characteristics of the Fund.

Additionally, the fourth paragraph is hereby deleted and replaced with the following:

The Fund implements the investment recommendations of Sub-Advisers through the use of an overlay manager appointed by SIMC. Each Sub-Adviser provides a model portfolio to the overlay manager on an ongoing basis that represents that Sub-Adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers, with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC. Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models, primarily for the purpose of tax management of the portfolio's securities transactions. SIMC also may direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes.

The overlay manager, with respect to the Sub-Advised portion of the portfolio, and SIMC with respect to the portion directly managed by SIMC, seek to manage the impact of taxes by using certain techniques, which may include selling stocks with the highest tax cost basis first to realize capital losses or defer capital gains, preventing wash sales, avoiding high portfolio turnover, controlling the holding period of a security to convert short-term capital gains to long-term capital gains, and, where appropriate, opportunistically harvesting losses to offset other capital gains.

There are no other changes to the Prospectuses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1610 (05/25)

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed International Managed Volatility Fund
(the "Fund")

Supplement Dated May 29, 2025
to the Statement of Additional Information (the "SAI"), dated January 31, 2025, as amended on February 26, 2025, April 11, 2025 and May 9, 2025

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to clarify the role of the overlay manager with respect to the Fund.

Under the section titled "Investment Objectives and Policies," under the heading titled "Tax-Managed International Managed Volatility Fund," the third paragraph is hereby deleted and replaced with the following:

The Fund's adviser (SIMC or the Adviser) directly manages a significant portion of the Fund's assets. With the remainder of assets, the Fund uses a multi-manager approach to investing, relying on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. This approach is intended to manage the risk characteristics of the Fund.

Additionally, under the same heading, the fifth paragraph is hereby deleted and replaced with the following:

The Fund implements the investment recommendations of Sub-Advisers through the use of an overlay manager appointed by SIMC. Each Sub-Adviser provides a model portfolio to the overlay manager on an ongoing basis that represents that Sub-Adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers, with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC. Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models, primarily for the purpose of tax management of the portfolio's securities transactions. SIMC also may direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes.

The overlay manager, with respect to the Sub-Advised portion of the portfolio, and SIMC with respect to the portion directly managed by SIMC, seek to manage the impact of taxes by using certain techniques, which may include selling stocks with the highest tax cost basis first to realize capital losses or defer capital gains, preventing wash sales, avoiding high portfolio turnover, controlling the holding period of a security to convert short-term capital gains to long-term capital gains, and, where appropriate, opportunistically harvesting losses to offset other capital gains.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1611 (05/25)